Exhibit 99.1

Private and confidential

The Directors	Goldman, Sachs & Co.
Orbit Aircraft Leasing Ltd.	200 West Street
c/o Walkers SPV Limited	New York, NY 10282-2198
Walker House, 87 Mary Street	United States of America
George Town, Grand Cayman	(as “Sole Structuring Agent” and an
KY1-9002 Cayman Islands, (as “Co-Issuer”)	“Initial Purchaser”)

The Directors	Citigroup Global Markets Inc.
Orbit Aircraft Leasing USA LLC	388 Greenwich Street
1100 North Market Street	New York, NY 10013
Wilmington, Delaware 19890	United States of America,
United States of America, (as “Co-Issuer”)	(as an “Initial Purchaser”)

SMBC Aviation Capital Limited	SMBC Nikko Securities America, Inc.
IFSC House	277 Park Avenue
IFSC	New York, NY 10172
Dublin 1, Ireland, (as “Originator”)	United States of America,
(as an “Initial Purchaser”)

October 28, 2015

Agreed upon procedures letter for Project Orbit Securitization project (the “AUP Letter”) in connection with proposed Rule 144A/Regulation S issue of asset backed securities by the Co-Issuers (the “Issue”)

Ladies and Gentlemen:

1	In accordance with the terms of our arrangement letter dated October 21, 2015 we have read the items identified by you in respect of certain specified lease information in the form set out in Attachment A (the “Data sheet”) in respect of 32 commercial jet aircraft (the “Aircraft”) to be acquired by the Co-Issuers which has been prepared and provided to us by the Originator. In accordance with International Standard on Related Services 4400, Engagements to Perform Agreed-Upon Procedures Regarding Financial Information, we applied certain procedures, as indicated by the symbols and explained in paragraph 12 below, to the specified lease information contained on the Data sheet in respect of the Aircraft. A copy of the Data sheet is attached hereto and initialled by us for the purpose of identification.

2	The Data sheet has been prepared by the Originator and the information included therein has been extracted from certain of the information systems and other sources maintained by the Originator. The Data sheet is the responsibility of the Co-Issuers.

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

3	For the purposes of this letter “Lease Agreements” shall mean copies of each of the signed lease agreements between the Originator and/or any of its subsidiaries and the respective lessees as amended or supplemented where appropriate and the related extension agreements, termination agreements, option agreements, novation agreements, sublease agreements, debt deferral or restructuring agreements and other relevant lease related agreements where appropriate as provided to us by the Originator in respect of the Aircraft.

4	We understand that the Data sheet for the Aircraft has been prepared for the particular purpose of summarising certain of the principal economic terms of each of the Lease Agreements for the Aircraft, which is being used to present certain information to be included in the Offering Documents relating to the Issue. However, we make no comment on the completeness or the adequacy for your purposes of the information contained in the Data sheet for the purposes of preparing such information.

5	This AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this AUP Letter, you agree (save as otherwise expressly agreed in the arrangement letter) that we have no responsibility to and we will not perform any work subsequent to the date of this AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this AUP Letter.

6	We were not engaged to, and did not perform an audit, the objective of which would be the expression of an opinion on the specified elements, accounts or items. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

7	This letter is not issued in accordance with the provisions of the American Institute of Certified Public Accountants. Subject always to the previous sentence, it may be disclosed to and/or produced as provided for in the arrangement letter.

8	Rule 17g-10(d)(1) promulgated by the United States Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) defines certain services which are considered to be due diligence (Due Diligence”). Rule 15Ga-2 of the Exchange Act requires the issuer or underwriter of any ABS (as defined in the Exchange Act) to make publicly available the findings and conclusions of any third-party due diligence report obtained by the issuer or underwriter by furnishing such information in Form ABS-15G, “Asset-Backed Securitizer Report pursuant to Section 15G of the Securities Exchange Act of 1934” which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) system.

This letter is also attached to a Form ABS Due Diligence-15E, to be posted to the Co-Issuers’ 17g-5 website for the Issue.

2

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

Any other party (including rating agencies and investors) that obtains access to this AUP Letter or Form ABS Due Diligence-15E is not authorised by KPMG to use or rely upon this AUP Letter. This AUP Letter shall not be copied, referred to or disclosed, in whole or in part, without our prior written consent, save in accordance with the terms of our arrangement letter. To the fullest extent permitted by law, KPMG neither owes nor accepts any duty to any other party and shall not be liable for any loss, damage or expense of whatsoever nature which is caused by their reliance on our AUP Letter.

9	The Lease Agreements in respect of the Aircraft were provided to us by the Originator in the period from January 27, 2015 to October 14, 2015.

The Originator has informed us that the Data sheet in respect of the Aircraft reflects the amendments and other modifications to the Lease Agreements in the period from January 27, 2015 to September 30, 2015 but does not reflect amendments or other modifications to the Lease Agreements in the period from September 30, 2015 to October 28, 2015. We have carried out no procedures in respect of amendments or other modifications to the Lease Agreements in the period since September 30, 2015.

We performed the procedures enumerated at 12 below in respect of the Lease Agreements provided to us by the Originator.

10	Our procedures were based solely on copies of the Lease Agreements and other related information provided to us by the Originator in respect of the Aircraft and we make no comment on the completeness or accuracy of the Lease Agreements and such related information.

11	It should be understood that we make no representations as to questions of legal interpretation, the accuracy of the Lease Agreements or regarding the sufficiency for your purposes of the procedures enumerated at 12 below. Furthermore we make no representations as to the compliance of the lessees or any member of the Originator group with any or all of the terms of the Lease Agreements. Our procedures were restricted to those set out at 12 below.

3

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

Procedures Performed and Findings

12	Other than the procedures enumerated below we have not performed any other procedures on the information set out below and we have not performed any procedures on any other information included in the Data sheet.

Item Description

(i)	Lessee

a	We compared the ‘Lessee’ shown on the Data sheet to the lessee shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number (MSN) and found it to be in agreement.

(ii)	MSN

b	We compared the ‘MSN’ shown on the Data sheet to the MSN shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(iii)	Aircraft Type

c	We compared the ‘Aircraft Type’ shown on the Data sheet to the aircraft type shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(iv)	Engine Manufacturer

d	We compared the ‘Engine Manufacturer’ shown on the Data sheet to the engine manufacturer shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(v)	Engine Type

e	We compared the ‘Engine Type’ shown on the Data sheet to the engine type (model/series) shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(vi)	Engine serial numbers – Engine #1

f	We compared the ‘Engine serial numbers – Engine #1’ shown on the Data sheet to the engine serial number shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

4

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

fa	We noted that the engine serial numbers shown on the Data sheet for ‘Engine serial numbers – Engine #1’ were different to the engine serial numbers shown in the Lease Agreements for those aircraft with the same MSN. The Lease Agreements for those aircraft, with the same MSN, provide an option for the lessee to return the aircraft with other engines to those on the aircraft when first delivered, as long as such swapped engines meet the return conditions set out therein. The Originator has represented to us that the engine serial numbers shown on the Data sheet are those engines that the lessee has indicated will be on the aircraft when redelivered by it. We make no further comment in this regard.

(vii)	Engine serial numbers – Engine #2

g	We compared the ‘Engine serial numbers – Engine #2’ shown on the Data sheet to the engine serial number shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

ga	We noted that the engine serial numbers shown on the Data sheet for ‘Engine serial numbers – Engine #2’ were different to the engine serial numbers shown in the Lease Agreements for those aircraft with the same MSN. The Lease Agreements for those aircraft, with the same MSN, provide an option for the lessee to return the aircraft with other engines to those on the aircraft when first delivered, as long as such swapped engines meet the return conditions set out therein. The Originator has represented to us that the engine serial numbers shown on the Data sheet are those engines that the lessee has indicated will be on the aircraft when redelivered by it. We make no further comment in this regard.

(viii)	DOM

h	We compared the ‘DOM’ (date of manufacture) shown on the Data sheet to the date of manufacture shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(ix)	Lease Start Date

i	We compared the ‘Lease Start Date’ shown on the Data sheet to the lease start date shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(x)	Rent

j	We compared the amount shown on the Data sheet in respect of ‘Rent’ with an amount shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

5

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

ja	We noted that the rent amount per the Lease Agreement is calculated based on a formula, which sets the rent amount in advance of the aircraft delivery. We compared the amount shown on the Data sheet to a corresponding amount shown on a calculation sheet prepared by the Originator for the aircraft with the same MSN and found it to be in agreement.

jb	Where the ‘Rent’ shown on the Data sheet related to a floating rental that resets on either a semi-annual or three monthly basis, we compared the ‘Rent’ shown on the Data sheet to a corresponding amount shown in an extract from the Originator’s contract billing system for the aircraft with the same MSN, for the current reset period, and found it to be in agreement and compared the rental formula shown in supplementary tabs to the Data sheet to the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(xi)	Rent comments

k	We noted that where the Data sheet provided additional disclosure in relation to the rent arrangements this additional disclosure was correctly derived from the Lease Agreement for the aircraft with the same MSN.

(xii)	Rent Currency

l	We compared the ‘Rent Currency’ shown on the Data sheet to the currency of payment identified for ‘Rent’ in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(xiii)	Fixed / Floating

m	Where the Data sheet indicated the rental amount as being ‘Fixed’ we noted that the rental payment basis shown in the Lease Agreement for the aircraft with the same MSN provided for pre-determined fixed amounts throughout the lease period.

ma	Where the Data sheet indicated the rental amount as being ‘Floating’ we noted that the rental payment basis shown in the Lease Agreement for the aircraft with the same MSN provided for rent to be determined on a floating rate basis throughout the lease period.

(xiv)	Accrual Basis

n	We compared the ‘Accrual Basis’ shown on the Data sheet to the rental payment basis shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

6

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

(xv)	Annual Rent Frequency

o	We compared the ‘Annual Rent Frequency’ shown on the Data sheet to the rental payment basis shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(xvi)	Contractual Rent Payment Due

p	We compared the ‘Contractual Rent Payment Due’ date shown on the Data sheet to the rental payment information shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(xvii)	Lease Maturity

q	We compared the ‘Lease Maturity’ shown on the Data sheet to the lease maturity date shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement

qa	We noted that the ‘Lease Maturity’ shown on the Data sheet was derived from the lease start date and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same MSN.

qb	We noted that the ‘Lease Maturity’ shown on the Data sheet was derived from the lease start date and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same MSN. The Originator has represented to us that redelivery of this aircraft is expected to be delayed by at least a month. We make no further comment in this regard.

qc	In respect of two Boeing aircraft we noted that the ‘Lease Maturity’ for the aircraft with the same MSN is flexible and dependent upon the timing of 4C/8C checks. The Originator has represented to us that the lease maturity dates for such aircraft, shown on the Data sheet, represent the earliest lease maturity dates of these aircraft. We make no further comment in this regard.

(xviii)	Supplemental Rent Payable (Y/N)

r	Where the Data sheet indicated “Y” we noted that the provisions of the Lease Agreement for the aircraft with the same MSN provided for the payment of Supplemental Rent by the lessee.

ra	In respect of two Airbus aircraft where the Data sheet indicated “Y” to a specified date and “N” thereafter to Lease Maturity, we noted that the provisions of the Lease Agreement for the aircraft with the same MSN provide for the payment of Supplemental Rent by the lessee up to the date specified in the Data sheet, with no payment of Supplemental Rent by the lessee thereafter to the lease maturity date.

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Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

rb	In respect of one Airbus aircraft where the Data sheet indicated “N”, we noted that the provisions of the Lease Agreement for the aircraft with the same MSN provide for the payment of Supplemental Rent by the lessee in the event that the net worth of the lessee falls below a defined euro amount. The Originator has represented to us that the net worth of the lessee has not fallen below this defined euro amount and, accordingly, the lessee is not paying supplemental rent as of September 30, 2015. We make no further comment in this regard.

(xix)	Lessor required to make contribution towards maintenance (Y/N)

s	Where the Data sheet indicated “Y” we noted that the provisions of the Lease Agreement for the aircraft with the same MSN provide that for where the lessee pays cash supplemental rent during the term of the lease, the lessor is required to reimburse the lessee from such reserves collected for qualifying maintenance work performed.

sa	In respect of one Airbus aircraft where the Data sheet indicated “Y”, we noted that the provisions of the Lease Agreement for the aircraft with the same MSN do not provide for the Lessee to pay supplemental rent. However, the provisions of the Lease Agreement for the aircraft with the same MSN provide for a lessor contribution across certain components for the first qualifying maintenance events. We make no further comment in this regard.

(xx)	Lessee/Lessor required to make adjustment payments on redelivery (Y/N)

t	Where the Data sheet indicated a requirement for either the lessee or lessor to make adjustment payments on redelivery based on maintenance condition we noted that the Lease Agreement for the aircraft with the same MSN provided for adjustment payments on redelivery based on maintenance condition.

ta	In respect of one Airbus aircraft where the Data sheet indicated “N” in respect of a requirement for the lessor to make adjustment payments on redelivery based on maintenance condition we noted that the provisions of the Lease Agreement for the aircraft with the same MSN do not provide for a lessor payment if the lessee has performed qualifying maintenance during the term of the lease. However, if qualifying maintenance is accomplished at redelivery then a lessor payment may be required to be made at that time. We make no further comment in this regard.

Where the Data sheet indicated a requirement for the lessee to make adjustment payments on redelivery based on maintenance condition we noted that the Lease Agreement for the aircraft with the same MSN provided for adjustment payments on redelivery based on maintenance condition.

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Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

(xxi)	AD Cost Sharing (Y/N)

u	We noted that where the Data sheet indicated that the lessor had an obligation to share costs of performing an inspection to comply with mandatory inspection and modification requirements and Airworthiness Directives, the Lease Agreement for the aircraft with the same MSN indicated that the lessor had an obligation to share costs of performing an inspection to comply with mandatory inspection and modification requirements and Airworthiness Directives.

(xxii)	Cash Security Deposit

v	We compared the US Dollar amount shown in respect of ‘Cash Security Deposits’ on the Data sheet with a corresponding US Dollar amount shown for the aircraft with the same MSN on a schedule provided by the Originator with an effective date of September 30, 2015 and found it to be in agreement.

va	We compared the Euro amount shown in respect of ‘Cash Security Deposits’ on the Data sheet with a corresponding Euro amount shown for the aircraft with the same MSN on a schedule provided by the Originator with an effective date of September 30, 2015 and found it to be in agreement.

(xxiii)	Security Deposit Additional information

w	We noted that where the Data sheet indicated that the lessee has the option to replace a cash security deposit with a security deposit letter of credit the Lease Agreement for the aircraft with the same MSN provides the lessee with the option to replace a cash security deposit with a security deposit letter of credit.

wa	In respect of three Airbus aircraft we noted that, where the Data sheet indicated that the security provided by the lessee can be reduced at a future point in time, the Lease Agreement for the aircraft with the same MSN provides for the security provided by the lessee to be reduced at a future point in time. We make no further comment in this regard.

wb	In respect of one Airbus aircraft we noted that where the Data sheet indicated that the lessee has the option to replace a security deposit letter of credit with a cash security deposit the Lease Agreement for the aircraft with the same MSN provides the lessee with the option to replace a security deposit letter of credit with a cash security deposit.

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Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

(xxiv)	Letter of Credit Security Deposit

x	We compared the amount shown in respect of ‘Letter of Credit Security Deposit’ on the Data sheet with a corresponding amount shown for the aircraft with the same MSN on a schedule provided by the Originator with an effective date of September 30, 2015 and found it to be in agreement.

(xxv)	Third Party Guarantee of lessee obligations (Y/N)

y	Where the Data sheet indicated “Y” we noted that the provisions of the Lease Agreement for the aircraft with the same MSN indicated the requirement for a third party to provide credit support for the lessee’s payments and other obligations (e.g. parent company guarantee).

(xxvi)	Maintenance Reserves LC

z	We compared the amount shown in respect of ‘Maintenance Reserves LC’ (letter of credit) on the Data sheet with a corresponding amount shown for the aircraft with the same MSN on a schedule provided by the Originator with an effective date of September 30, 2015 and found it to be in agreement.

(xxvii)	Lessee Country

aa	We compared the ‘Lessee Country’ shown on the Data sheet to the country of incorporation of lessee shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(xxviii)	Is aircraft currently on sublease? (Y/N)

ab	Where the Data sheet indicated “Y” we noted that the information shown on the Data sheet in respect of subleases was correctly derived from the Lease Agreement for the aircraft with the same MSN.

(xxix)	Current Extension Options – Original Expiry Date

ac	We noted that the date shown on the Data sheet in respect of the original expiry date for the aircraft subject to an extension option was derived from the date shown in the Lease Agreement for the aircraft with the same MSN. Where the Data sheet indicated the existence of the extension option we noted that the information shown on the Data sheet in respect of the period in which the lessee can provide notice of its intent to exercise the extension option was correctly derived from the Lease Agreement for the aircraft with the same MSN.

10

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

(xxx)	Current Extension Options – Extension Option Period

ad	Where the Data sheet indicated the existence of an extension option, we noted that the periods shown on the Data sheet in respect of the extension option period(s) were derived from period(s) shown in the Lease Agreement for the aircraft with the same MSN.

ad1	We noted that where the Data sheet indicated the existence of an extension option where the extension option period was undefined, and to be agreed on mutually acceptable terms, the Lease Agreement for the aircraft with the same MSN indicated the existence of an extension option where the extension option period was undefined and to be agreed on mutually acceptable terms.

(xxxi)	Current Extension Options – Extension Option Rent

ae	Where the Data sheet indicated the existence of an extension option, we compared the ‘Extension Option Rent’ shown on the Data sheet to the extension option rent basis during the extension period disclosure shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

(xxxii)	Current Purchase Options – Amount

af	Where the Data sheet indicated the existence of a lessee purchase option, we noted that the information shown on the Data sheet in respect of ‘Current Purchase Options – Amount’ was correctly derived from the Lease Agreement for the aircraft with the same MSN.

af1	We noted that where the Data sheet indicated the existence of a lessee purchase option where the purchase option amount was undefined, and to be agreed on mutually acceptable terms, the Lease Agreement for the aircraft with the same MSN indicated the existence of a purchase option where the purchase option amount was undefined and to be agreed on mutually acceptable terms.

(xxxiii)	Current Purchase Options – Termination Date/Option Transfer Date (as applicable)

ag	Where the Data sheet indicated the existence of a lessee purchase option we compared the conditions of the lessee purchase option shown on the Data sheet with the corresponding data shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

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Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

(xxxiv)	Current Early Termination Options – First Exercise Date

ah	Where the Data sheet indicated the existence of a lessee early termination option we noted that the date shown on the Data sheet in respect of the first exercise date for the early termination option was derived from and in agreement with the earliest exercise date shown in the Lease Agreement for the aircraft with the same MSN.

(xxxv)	Current Early Termination Options – Last Exercise Date

ai	Where the Data sheet indicated the existence of a lessee early termination option we noted that the date shown on the Data sheet in respect of the last exercise date for the early termination option was derived from and in agreement with the last exercise date shown in the Lease Agreement for the aircraft with the same MSN.

(xxxvi)	Current Early Termination Options – Termination Notice Period

aj	Where the Data sheet indicated the existence of a lessor early termination option we compared the termination notice period shown on the Data sheet to the termination notice period shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

aj1	Where the Data sheet indicated the existence of a lessee early termination option we compared the termination notice period shown on the Data sheet to the termination notice period shown in the Lease Agreement for the aircraft with the same MSN and found it to be in agreement.

We have complied with the Code of Ethics for Professional Accountants by the International Ethics Standards Board for Accountants (the “IESBA Code”). We confirm we are independent of the Co-Issuers for the purposes of the IESBA Code.

Yours faithfully

/s/ KPMG

KPMG

12

Project Orbit
Agreed upon procedures letter for Project Orbit Securitization in connection with the proposed Rule 144A / Regulation S issue of asset backed securities
October 28, 2015

Attachment A

The Data sheet

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	Lessee	KPMG ref	MSN	KPMG ref	Aircraft Type	KPMG ref	Engine Manufacturer	KPMG ref	Engine Type	KPMG ref	Engine serial numbers	KPMG ref		KPMG ref	DOM	KPMG ref	Lease Start Date	KPMG ref
											Engine #1		Engine #2
1		a	3054	b	A319-111	c	CFM International, Inc.	d	CFM56-5B5/P	e		f		g	8-Mar-07	h		i
2		a	2870	b	A319-111	c	CFM International, S.A.	d	CFM56-5B5/P	e		f		g	17-Nov-06	h		i
3		a	32421	b	B737-73V	c	CFM International, Inc.	d	CFM56-7B24	e		f		g	31-Jul-03	h		i
4		a	32422	b	B737-73V	c	CFM International, Inc.	d	CFM56-7B24	e		f		g	12-Aug-03	h		i
5		a	30099	b	B737-823	c	CFM International, Inc.	d	CFM56-7B26	e		f		g	24-Oct-01	h		i
6		a	31200	b	B737-823	c	CFM International, Inc.	d	CFM56-7B26E	e		f		g	7-Aug-14	h		i
7		a	19000201	b	ERJ 190-100 LR	c	GE Aircraft Engines	d	CF34-10E5	e		f		g	29-Aug-08	h		i
8		a	3069	b	A319-133	c	IAE International Aero Engines	d	V2527M-A5	e		f		g	16-Mar-07	h		i
9		a	3045	b	A319-133	c	IAE International Aero Engines	d	V2527M-A5	e		f		g	15-Mar-07	h		i
10		a	2471	b	A319-111	c	CFM International, S.A.	d	CFM56-5B5/P	e		f		g	25-May-05	h		i
11		a	1725	b	A320-214	c	CFM International, Inc.	d	CFM56-5B4/P	e		f		g	21-Mar-02	h		i
12		a	17000093	b	ERJ 170-100 LR	c	GE Aircraft Engines	d	CF34-8E5	e		fa		ga	21-Sep-05	h		i
13		a	17000106	b	ERJ 170-100 LR	c	GE Aircraft Engines	d	CF34-8E5	e		fa		ga	3-Nov-05	h		i
14		a	5990	b	A320-214	c	CFM International	d	CFM56-5B4/3	e		f		g	24-Feb-14	h		i
15		a	3063	b	A320-214	c	CFM International	d	CFM56-5B4/P	e		f		g	13-Mar-07	h		i
16		a	2553	b	A321-231	c	IAE International Aero Engines A.G	d	V2533-A5	e		f		g	22-Sep-05	h		i
17		a	2610	b	A321-231	c	IAE International Aero Engines A.G	d	V2533-A5	e		f		g	16-Nov-05	h		i
18		a	33597	b	B737-8AS	c	CFM International, Inc.	d	CFM56-7B24	e		f		g	27-Sep-06	h
19		a	40867	b	B737-8JP	c	CFM International, S.A.	d	CFM56-7B26/3	e		f		g	1-Mar-11	h		i
20		a	6004	b	A320-214	c	CFM International, Inc.	d	CFM56-5B4/3	e		f		g	11-Mar-14	h		i
21		a	5351	b	A320-214	c	CFM International, Inc.	d	CFM56-5B4/3	e		f		g	9-Nov-12	h		i
22		a	33993	b	B737-838	c	CFM International, Inc.	d	CFM56-7B24	e		f		g	23-May-05	h		i
23		a	34169	b	B737-8K2	c	CFM International, S.A.	d	CFM56-7B27	e		f		g	22-Apr-07	h		i
24		a	2984	b	A320-232	c	IAE International Aero Engines A.G	d	V2527-A5	e		f		g	13-Dec-06	h		i
25		a	33451	b	B737-824	c	CFM International, Inc.	d	CFM56-7B26	e		f		g	8-Jun-04	h		i
26		a	33455	b	B737-824	c	CFM International, Inc.	d	CFM56-7B26	e		f		g	21-Dec-04	h		i

14

27	a	3230	b	A320-214	c	CFM International, Inc.	d	CFM56-5B4/P	e	f	g	13-Sep-07	h	i
28	a	3204	b	A319-112	c	CFM International, Inc.	d	CFM56-5B6/P	e	f	g	8-Aug-07	h	i
29	a	39636	b	B737-8EH	c	CFM International, Inc.	d	CFM56-7B24E	e	f	g	27-Mar-14	h	i
30	a	6309	b	A320-214	c	CFM International, Inc.	d	CFM56-5B4/3	e	f	g	07-Nov-14	h	i
31	a	500	b	A330-203	c	General Electric	d	CF6-80E1A3	e	f	g	18-Oct-02	h	i
32	a	2375	b	A319-131	c	IAE International Aero Engines AG	d	V2522-A5	e	f	g	27-Jan-05	h	i

qb

qc

qc

15

Rent	KPMG ref	Rent Comments	KPMG ref	Rent Currency	KPMG ref	Fixed / Floating	KPMG ref	Accrual Basis	KPMG ref	Annual Rent Frequency	KPMG ref	Contractual Rent Payment Due	KPMG ref	Lease Maturity	KPMG ref

	j			US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		q
	j			US$	l		m	In advance	n	Monthly	o		p		q
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	j		k	US$	l		m	In advance	n	Monthly	o		p		qa
	j		k	US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	ja			US$	l		m	In advance	n	Monthly	o		p		qa
	ja			EUR	l		m	In advance	n	Monthly	o		p		qb
	ja			EUR	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	jb			US$	l		ma	In advance	n	Monthly	o		p		qa
	j		k	US$	l		m	In advance	n	Monthly	o		p		qa
	j		k	US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	j			US$	l		m	In advance	n	Monthly	o		p		qa
	jb			US$	l		ma	In advance	n	Monthly	o		p		q
	j			US$	l		m	In advance	n	Monthly	o		p		q
	j			US$	l		m	In advance	n	Monthly	o		p		q
	jb			US$	l		ma	In advance	n	Quarterly	o		p		qa
	j			US$	l		m	In arrears	n	Monthly	o		p		qc
	j			US$	l		m	In arrears	n	Monthly	o		p		qc

16

j	k	US$	l	m	In advance	n	Monthly	o	p	q
j	k	US$	l	m	In advance	n	Monthly	o	p	q
j		US$	l	m	In advance	n	Monthly	o	p	qa
j		US$	l	m	In advance	n	Monthly	o	p	qa
j	k	US$	l	m	In advance	n	Monthly	o	p	q
jb		US$	l	ma	In advance	n	Monthly	o	p	qa

17

Supplemental Rent Payable (Y/N)	KPMG ref	Lessor required to make contribution towards maintenance (Y/N)	KPMG ref	Lessee/Lessor required to make adjustment payments on redelivery (Y/N)	KPMG ref	AD Cost Sharing (Y/N)	KPMG ref	Cash Security Deposit	KPMG ref	Security Deposit Additional Informaiton	KPMG ref	Letter of Credit Security Deposit	KPMG ref

	rb		sa		ta		u		v		w
	r		s		t				v
	r		s						v		w
	r		s						v		w
					t		u
					t		u
	r		s		t		u						x
	ra		s		t		u				wa		x
	ra		s		t		u				wa		x
					t				v
	r		s				u		v
					t				va		w
					t				va		w
					t						wa		x
	r		s		t		u						x
	r		s		t				v		w
	r		s						v		w
	r		s		t		u						x
					t		u						x
					t		u		v				x
	r		s		t		u		v
					t		u
					t		u						x
					t		u						x
					t		u
					t		u

18

r	s	t	u	v	w
r	s	t	u	v	w
		t		v	w	x
r	s	t	u	v
		t	u		wb	x
r	s	t	u	v

19

Third Party Guarantee of lessee obligations (Y/N)	KPMG ref	Maintenance Reserves LC	KPMG ref	Lessee Country	KPMG ref	Geographical Area	Is aircraft currently on sublease? (Y/N)	KPMG ref		KPMG ref	Current Extension Options	KPMG ref
									Original Expiry Date		Extension Option Period
				Ireland	aa	Europe
				France	aa	Europe
				Italy	aa	Europe
				Italy	aa	Europe
				USA	aa	North America				ac		ad
				USA	aa	North America				ac		ad
				Turkey	aa	Europe
				Mexico	aa	South America
				Mexico	aa	South America
	y			United Kingdom	aa	Europe
				Colombia	aa	South America
	y			Finland	aa	Europe		ab
	y			Finland	aa	Europe		ab
			z	India	aa	Asia Pacific
				Russia	aa	Europe				ac		ad
				United Kingdom	aa	Europe
				United Kingdom	aa	Europe
				Thailand	aa	Asia Pacific
				Norway	aa	Europe				ac		ad1
			z	Japan	aa	Asia Pacific
				Indonesia	aa	Asia Pacific		ab
				Australia	aa	Asia Pacific
				Netherlands	aa	Europe
				Turkey	aa	Europe
				USA	aa	North America
				USA	aa	North America

20

	USA	aa	North America
	USA	aa	North America
	Brazil	aa	South America	ac	ad
y	Indonesia	aa	Asia Pacific
	France	aa	Europe	ac	ad
	South Africa	aa	South Africa

21

	KPMG ref		KPMG ref	Current Purchase Options	KPMG ref		KPMG ref	Current Early Termination Options	KPMG ref		KPMG ref		KPMG ref
Extension Option Rent		Amount		Termination Date/Option Transfer Date (as applicable)		First Exercise Date		Last Exercise Date		Termination Fees		Termination Notice Period

ae
ae

			af		ag

ae
aj
aj

	ae		af1		ag

							ah		ai				aj1

			af		ag

22

ae

ae

23

R + ((L - A) * N)
R
L	jb
A
N

	R			N	A	L
Due Date	Assumed Rental	Rate Setting Date	Rate Type	N Factor	Base Rate	Floating Rate	Floating Rental	Rental Due

24

(R * E) + ((L - A) * N * E)
R
E	jb
L
A
N

	R			N	A	L
Due Date	Assumed Rental	Rate Setting Date	Rate Type	N Factor	Base Rate	Floating Rate	Floating Rental	Rental Due

25

26

27

(R * E) + ((L - A) * N * E)
R
E	jb
L
A
N

	R			N	A	L
Due Date	Assumed Rental	Rate Setting Date	Rate Type	N Factor	Base Rate	Floating Rate	Floating Rental	Rental Due

28

29

30

31

R+((L-A)*N
	R	jb
L
A
N

	R			N	A	L
Due Date	Assumed Rental	Rate Setting Date	Rate Type	N Factor	Base Rate	Floating Rate	Floating Rental	Rental Due

32

33

k

34

k

35